Federated MDT Balanced Fund
Portfolio of Investments
April 30, 2020 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—57.1%
		Communication Services—6.0%
2,376	[1]	Alphabet, Inc., Class A	$3,199,759
147		Cable One, Inc.	281,190
21,112	[1]	Cars.com, Inc.	109,360
6,754		CenturyLink, Inc.	71,727
2,612	[1]	Charter Communications, Inc.	1,293,541
14,105		Cogent Communications Holdings, Inc.	1,182,422
1,550	[1]	Facebook, Inc.	317,301
28,128	[1,2]	MSG Networks, Inc.	334,161
7,770		Meredith Corp.	115,229
1,158	[1]	NetFlix, Inc.	486,186
12,082	[1]	TripAdvisor, Inc.	241,278
22,944		Verizon Communications, Inc.	1,318,133
		TOTAL	8,950,287
		Consumer Discretionary—5.6%
6,144		Aaron's, Inc.	196,055
1,029	[1]	Amazon.com, Inc.	2,545,746
1,980	[1]	American Axle & Manufacturing Holdings, Inc.	8,554
43,394	[2]	Carnival Corp.	689,965
2,677	[1]	Cooper-Standard Holding, Inc.	34,399
600		Dollar General Corp.	105,180
4,733		Domino's Pizza, Inc.	1,713,015
3,688		eBay, Inc.	146,893
1,169		Expedia Group, Inc.	82,976
24,635		Ford Motor Co.	125,392
1,231	[1,2]	Funko, Inc.	5,269
5,876	[1]	G-III Apparel Group Ltd.	66,575
3,001		Garmin Ltd.	243,561
15,297		Goodyear Tire & Rubber Co.	109,679
1,590		Harley-Davidson, Inc.	34,710
497	[1,2]	iRobot Corp.	30,297
43,927		Kohl's Corp.	810,892
2,435	[1]	Libbey, Inc.	2,800
63,282	[2]	Macy's, Inc.	370,833
23,276	[1,2]	Norwegian Cruise Line Holdings Ltd.	381,726
501	[1]	O'Reilly Automotive, Inc.	193,556
3,174		PVH Corp.	156,256
124		Pool Corp.	26,246
3,046	[1,2]	Tenneco, Inc.	15,809
1,727		Tupperware Brands Corp.	5,561
1,258		V.F. Corp.	73,090
213		Wingstop, Inc.	24,978
6,728		Wyndham Destinations, Inc.	172,035
		TOTAL	8,372,048
		Consumer Staples—4.3%
8,513		Church and Dwight, Inc.	595,825

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
3,087		Clorox Co.	$575,540
30,319		Colgate-Palmolive Co.	2,130,516
483		Costco Wholesale Corp.	146,349
2,089		Hershey Foods Corp.	276,646
11,264		Kimberly-Clark Corp.	1,559,839
4,009		Nu Skin Enterprises, Inc., Class A	117,103
5,104		PepsiCo, Inc.	675,208
986		Philip Morris International, Inc.	73,556
2,542		Procter & Gamble Co.	299,625
		TOTAL	6,450,207
		Energy—1.3%
1,868	[1,2]	Arch Coal, Inc.	54,527
1,374	[1,2]	CONSOL Energy, Inc.	10,429
2,395	[2]	CVR Energy, Inc.	57,121
693	[1]	Chesapeake Energy Corp.	12,127
25,151	[2]	Continental Resources, Inc.	412,225
17,842		Devon Energy Corp.	222,490
2,810	[1,2]	Gulfport Energy Corp.	7,179
46,946		Halliburton Co.	492,933
3,120		Helmerich & Payne, Inc.	61,682
24,375		Marathon Oil Corp.	149,175
31,759		PBF Energy, Inc.	362,053
18,653		Peabody Energy Corp.	63,234
5,704	[1]	Talos Energy, Inc.	64,968
		TOTAL	1,970,143
		Financials—6.8%
600		Alleghany Corp.	320,226
11,885		Allstate Corp.	1,208,942
342		Ameriprise Financial, Inc.	39,310
992	[1]	Arch Capital Group Ltd.	23,838
413		Berkley, W. R. Corp.	22,302
502		BlackRock, Inc.	252,024
10,600		Blackstone Mortgage Trust, Inc.	249,418
5,813		Chubb Ltd.	627,862
7,585		Cincinnati Financial Corp.	499,093
690		Everest Re Group Ltd.	119,460
1,798		Houlihan Lokey, Inc.	106,765
17,749		Huntington Bancshares, Inc.	164,001
272		Intercontinental Exchange, Inc.	24,330
4,865		KeyCorp	56,677
4,270		MSCI, Inc., Class A	1,396,290
1,107		Marketaxess Holdings, Inc.	503,696
1,975		MetLife, Inc.	71,258
4,309		NASDAQ, Inc.	472,568
6,035	[2]	Northern Trust Corp.	477,731
2,065		Reinsurance Group of America	216,164
1,980		RenaissanceRe Holdings Ltd.	289,100
1,381		S&P Global, Inc.	404,467
917		Selective Insurance Group, Inc.	45,969

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
1,182		The Hartford Financial Services Group, Inc.	$44,904
20,551		The Travelers Cos., Inc.	2,079,967
14,325	[2]	Zions Bancorporation, N.A.	452,813
		TOTAL	10,169,175
		Health Care—9.2%
7,309		Abbott Laboratories	673,086
575		AbbVie, Inc.	47,265
2,544	[1]	Alexion Pharmaceuticals, Inc.	273,404
124	[1]	Amedisys, Inc.	22,836
4,585		Amgen, Inc.	1,096,824
1,447	[1]	AnaptysBio, Inc.	22,602
1,623	[1]	Arcus Biosciences, Inc.	42,863
931	[1]	Arvinas, Inc.	48,877
2,538	[1]	Biogen, Inc.	753,354
129		CIGNA Corp.	25,256
2,174		CVS Health Corp.	133,810
15,524	[1,2]	Community Health Systems, Inc.	47,038
2,603	[1]	Constellation Pharmaceuticals, Inc.	93,656
198		Cooper Cos., Inc.	56,767
3,187	[1]	Davita, Inc.	251,805
2,088		Dentsply Sirona, Inc.	88,615
15,749		Eli Lilly & Co.	2,435,425
477	[1]	Henry Schein, Inc.	26,025
11,674	[1]	Hologic, Inc.	584,867
1,718	[1]	IDEXX Laboratories, Inc.	476,917
1,536	[1]	Jazz Pharmaceuticals PLC.	169,344
5,547		Johnson & Johnson	832,272
3,200	[1]	Livongo Health, Inc.	128,032
1,949	[1]	Masimo Corp.	416,911
3,019		Medtronic PLC	294,745
13,595		Merck & Co., Inc.	1,078,627
413	[1]	Molina Healthcare, Inc.	67,720
3,879	[1]	Myriad Genetics, Inc.	59,969
2,796		Pfizer, Inc.	107,254
726	[1]	Regeneron Pharmaceuticals, Inc.	381,789
1,341		ResMed, Inc.	208,284
626	[1]	SAGE Therapeutics, Inc.	24,401
575		UnitedHealth Group, Inc.	168,170
6,008	[1]	Vertex Pharmaceuticals, Inc.	1,509,210
133	[1]	Waters Corp.	24,871
9,099		Zoetis, Inc.	1,176,592
		TOTAL	13,849,483
		Industrials—5.3%
1,966		AGCO Corp.	103,883
1,227	[1]	Astronics Corp.	11,018
5,978	[1]	CIRCOR International, Inc.	89,251
2,107		Cintas Corp.	467,396
1,162		Deluxe Corp.	32,734
20,004		Fluor Corp.	234,047

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
1,631	[2]	Granite Construction, Inc.	$26,814
47,857		Howmet Aerospace, Inc.	625,491
209		IDEX Corp.	32,109
3,694		Insperity, Inc.	176,241
77,118		KAR Auction Services, Inc.	1,155,228
352		Lennox International, Inc.	65,711
4,975		Lockheed Martin Corp.	1,935,573
5,839	[1]	Middleby Corp.	324,824
1,303		Owens Corning, Inc.	56,498
10,000	[2]	Pitney Bowes, Inc.	35,300
7,730	[1]	SPX Corp.	294,745
33,459		Spirit AeroSystems Holdings, Inc., Class A	741,451
1,333		Textron, Inc.	35,138
716		TransUnion	56,414
9,183	[2]	Verisk Analytics, Inc.	1,403,438
		TOTAL	7,903,304
		Information Technology—14.1%
5,503	[1]	Adobe, Inc.	1,946,081
2,594		Alliance Data Systems Corp.	129,881
2,188		Analog Devices, Inc.	239,805
6,124		Apple, Inc.	1,799,231
703	[1]	Arista Networks, Inc.	154,168
2,109	[1]	Atlassian Corp. PLC	327,928
309		Automatic Data Processing, Inc.	45,327
1,147	[1]	Benefitfocus, Inc.	12,422
5,782	[2]	Booz Allen Hamilton Holding Corp.	424,630
18,537	[1]	Cadence Design Systems, Inc.	1,503,907
1,558	[1,2]	Cardtronics, Inc.	35,678
4,701	[1]	Cirrus Logic, Inc.	355,396
1,414		Citrix Systems, Inc.	205,044
2,144		Cognizant Technology Solutions Corp.	124,395
97,782		DXC Technology Co.	1,772,788
13,128	[1]	DocuSign, Inc.	1,375,158
12,780	[1]	Dynatrace Holdings LLC	381,483
1,551	[1,2]	Five9, Inc.	143,731
5,032	[1]	Fortinet, Inc.	542,148
2,554		Henry Jack & Associates, Inc.	417,707
3,766	[1]	Inphi Corp.	363,570
9,807		Intel Corp.	588,224
1,627		Intuit, Inc.	438,981
6,578	[1]	Keysight Technologies, Inc.	636,553
2,026	[1]	Lumentum Holdings, Inc.	163,924
3,457		Mastercard, Inc.	950,571
3,555		Maxim Integrated Products, Inc.	195,454
11,093		Microsoft Corp.	1,987,976
263		Monolithic Power Systems	52,576
1,522		NVIDIA Corp.	444,850
15,867		Paychex, Inc.	1,087,207
13,257	[2]	Plantronics, Inc.	187,189

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
9,135		Qualcomm, Inc.	$718,650
424	[1]	RingCentral, Inc.	96,897
69,962		Sabre Corp.	508,624
943	[1,2]	Semtech Corp.	42,661
2,474		Skyworks Solutions, Inc.	256,999
685	[1]	Synopsys, Inc.	107,627
843		Texas Instruments, Inc.	97,847
110	[1]	Verisign, Inc.	23,044
8,203	[2]	Vishay Intertechnology, Inc.	136,088
4,987	[2]	Western Union Co.	95,102
527		Xilinx, Inc.	46,060
		TOTAL	21,163,582
		Materials—1.6%
604		Air Products & Chemicals, Inc.	136,250
30,925	[1]	Alcoa Corp.	252,039
15,517	[1]	Allegheny Technologies, Inc.	116,533
48,918	[2]	Chemours Co./The	573,808
11,320		Domtar, Corp.	264,435
20,846		DuPont de Nemours, Inc.	980,179
438		Linde PLC	80,588
196		Scotts Miracle-Gro Co.	24,310
		TOTAL	2,428,142
		Real Estate—1.7%
850		Alexandria Real Estate Equities, Inc.	133,527
1,200		American Tower Corp.	285,600
9,200		Americold Realty Trust	281,428
2,700		EastGroup Properties, Inc.	286,200
405		Equinix, Inc.	273,456
2,850		Equity Lifestyle Properties, Inc.	171,883
4,900		Invitation Homes, Inc.	115,885
2,900		ProLogis, Inc.	258,767
6,700		Rexford Industrial Realty, Inc.	272,824
1,400		Sun Communities, Inc.	188,160
12,500		Sunstone Hotel Investors, Inc.	114,875
4,750		Terreno Realty Corp.	260,395
		TOTAL	2,643,000
		Utilities—1.2%
14,870		Consolidated Edison Co.	1,171,756
1,654		Evergy, Inc.	96,643
12,836		Exelon Corp.	475,959
		TOTAL	1,744,358
		TOTAL COMMON STOCKS (IDENTIFIED COST $80,149,771)	85,643,729
		ASSET-BACKED SECURITY—0.3%
		Auto Receivables—0.3%
$400,000		Toyota Auto Receivables Owner 2020-B, Class A4, 1.660%, 9/15/2025 (IDENTIFIED COST $399,876)	401,696
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.0%
262	[3]	Bear Stearns Mortgage Securities, Inc. 1997-6, Class 1A, 6.312%, 3/25/2031	251
636		Federal Home Loan Mortgage Corp. REMIC, Series 1311, Class K, 7.000%, 7/15/2022	672

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
$740		Federal Home Loan Mortgage Corp. REMIC, Series 1384, Class D, 7.000%, 9/15/2022	$774
3,263		Federal Home Loan Mortgage Corp. REMIC, Series 2497, Class JH, 6.000%, 9/15/2032	3,716
2,287	[4]	Federal National Mortgage Association REMIC, Series 1993-113, Class SB, 9.748% (10-year Constant Maturity Treasury +48.285%), 7/25/2023	2,458
764		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	805
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $8,241)	8,676
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.1%
		Commercial Mortgage—2.1%
190,000		Bank, Class A4, 3.488%, 11/15/2050	205,894
200,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	197,834
70,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	71,576
125,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class B, 4.612%, 5/15/2045	120,186
200,000		Commercial Mortgage Trust 2013-CR8, Class B, 4.084%, 6/10/2046	199,822
200,000		Commercial Mortgage Trust 2014-LC17, Class B, 4.490%, 10/10/2047	207,862
300,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	305,058
200,000		FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.743%, 11/25/2045	204,263
65,140		Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	67,246
399,688		Federal Home Loan Mortgage Corp. REMIC, Series K106, Class A1, 1.783%, 5/25/2029	416,960
84,662		Federal Home Loan Mortgage Corp. REMIC, Series K504, Class A2, 2.566%, 9/25/2020	84,667
350,000		Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.530%, 10/25/2026	378,524
100,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 5/10/2045	102,124
200,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	212,468
50,000		JPMDB Commercial Mortgage Securities Trust 2017-C5, Class A5, 3.693%, 3/15/2050	54,489
100,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	95,818
150,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	137,186
25,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	24,753
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,080,962)	3,086,730
		CORPORATE BONDS—14.1%
		Basic Industry - Chemicals—0.0%
10,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 3.766%, 11/15/2020	10,094
10,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	12,143
		TOTAL	22,237
		Basic Industry - Metals & Mining—0.2%
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	15,921
62,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	60,781
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	40,468
20,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, 144A, 4.200%, 10/1/2022	20,764
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	103,956
20,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	24,498
		TOTAL	266,388
		Basic Industry - Paper—0.0%
10,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.250%, 3/15/2023	10,188
20,000		Weyerhaeuser Co., Sr. Unsecd. Note, 4.700%, 3/15/2021	20,701
		TOTAL	30,889
		Capital Goods - Aerospace & Defense—0.4%
275,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	275,000
11,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	9,955
100,000		Howmet Aerospace, Inc., 5.870%, 2/23/2022	102,056
110,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 144A, 3.844%, 5/1/2025	115,718

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Aerospace & Defense—continued
$10,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	$10,226
15,000		Spirit AeroSystems, Inc., Sr. Unsecd. Note, 4.600%, 6/15/2028	11,925
40,000	[4]	Textron Financial Corp., Jr. Sub. Note, 144A, 3.426% (3-month USLIBOR +1.735%), 2/15/2042	24,868
50,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	50,392
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	52,290
		TOTAL	652,430
		Capital Goods - Building Materials—0.2%
200,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	200,920
80,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 4/1/2026	83,401
		TOTAL	284,321
		Capital Goods - Construction Machinery—0.0%
10,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	10,255
		Capital Goods - Diversified Manufacturing—0.0%
30,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.100%, 1/9/2023	30,658
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	15,839
		TOTAL	46,497
		Communications - Cable & Satellite—0.0%
15,000		Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	17,584
10,000		Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	12,427
		TOTAL	30,011
		Communications - Media & Entertainment—0.3%
30,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	33,782
20,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	20,982
400,000		ViacomCBS, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2025	428,820
		TOTAL	483,584
		Communications - Telecom Wireless—0.4%
150,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 6/15/2026	163,375
15,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.875%, 4/15/2022	16,000
200,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	221,319
200,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.875%, 6/19/2049	239,757
		TOTAL	640,451
		Communications - Telecom Wirelines—0.3%
5,000		AT&T, Inc., Sr. Unsecd. Note, 4.500%, 5/15/2035	5,605
10,000		AT&T, Inc., Sr. Unsecd. Note, 5.250%, 3/1/2037	11,884
10,000		AT&T, Inc., Sr. Unsecd. Note, 5.700%, 3/1/2057	13,074
150,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	187,910
90,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	99,835
90,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	99,858
25,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.250%, 3/16/2037	33,305
		TOTAL	451,471
		Consumer Cyclical - Automotive—0.3%
10,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 1/18/2031	13,300
200,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	192,996
160,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 7/6/2021	156,504
10,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	9,508
		TOTAL	372,308
		Consumer Cyclical - Leisure—0.0%
66,707		Football Trust V, Pass Thru Cert., 5.350%, 10/5/2020	67,640

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Lodging—0.0%
$20,000	American Campus Communities Operating Partnership LP, Sr. Unsecd. Note, 4.125%, 7/1/2024	$20,039
30,000	Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	28,733
	TOTAL	48,772
	Consumer Cyclical - Retailers—0.3%
50,000	Advance Auto Parts, Inc., 4.500%, 12/1/2023	52,992
250,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	264,484
15,000	CVS Health Corp., Sr. Unsecd. Note, 3.700%, 3/9/2023	15,922
15,000	CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	16,584
10,000	O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	10,164
10,000	WalMart, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2040	14,910
	TOTAL	375,056
	Consumer Cyclical - Services—0.4%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 6/6/2023	206,890
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.800%, 12/5/2024	140,398
25,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 4.300%, 6/1/2021	25,697
15,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	12,659
65,000	Expedia, Inc., Company Guarantee, 5.950%, 8/15/2020	65,484
10,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	15,264
70,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	77,570
15,000	Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	18,937
	TOTAL	562,899
	Consumer Non-Cyclical - Food/Beverage—1.1%
30,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	33,440
85,000	Campbell Soup Co., Sr. Unsecd. Note, 2.375%, 4/24/2030	86,035
300,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	319,882
140,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	144,990
80,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 4/17/2048	106,830
270,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	293,370
200,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	207,122
4,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 2.800%, 7/2/2020	3,992
15,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	15,414
50,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	57,162
295,000	PepsiCo, Inc., Sr. Unsecd. Note, 3.625%, 3/19/2050	354,458
	TOTAL	1,622,695
	Consumer Non-Cyclical - Health Care—0.1%
135,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	140,454
15,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/1/2022	15,500
10,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 8/23/2022	10,504
	TOTAL	166,458
	Consumer Non-Cyclical - Pharmaceuticals—0.4%
500,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 4.250%, 11/21/2049	580,144
15,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	18,419
10,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 4.125%, 6/15/2039	12,404
15,000	Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	17,672
	TOTAL	628,639
	Consumer Non-Cyclical - Supermarkets—0.0%
10,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	11,801
	Energy - Independent—0.3%
250,000	Canadian Natural Resources Ltd., 3.900%, 2/1/2025	240,422

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Independent—continued
$125,000		Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	$110,219
20,000		EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	16,925
150,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	114,705
		TOTAL	482,271
		Energy - Integrated—0.7%
135,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	141,068
20,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.224%, 4/14/2024	20,946
300,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	327,227
5,000		ConocoPhillips, Company Guarantee, 6.500%, 2/1/2039	7,179
270,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	289,170
75,000		Husky Energy, Inc., 4.000%, 4/15/2024	69,182
240,000		Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	194,766
		TOTAL	1,049,538
		Energy - Midstream—0.5%
20,000		Energy Transfer Operating, Sr. Unsecd. Note, 5.500%, 6/1/2027	20,403
115,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	113,013
75,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	75,392
10,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	9,755
170,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	178,150
10,000		Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, 144A, 5.450%, 7/15/2020	10,041
20,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	23,848
40,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	38,688
5,000		MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	4,467
225,000		MPLX LP, Sr. Unsecd. Note, 5.500%, 2/15/2049	224,605
20,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	19,821
10,000		Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	8,859
30,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	30,100
		TOTAL	757,142
		Energy - Oil Field Services—0.0%
15,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 9/15/2020	14,358
		Energy - Refining—0.1%
15,000		HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	15,360
15,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	12,836
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	10,521
25,000		Tesoro Corp., Sr. Unsecd. Note, 5.375%, 10/1/2022	24,530
15,000		Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	15,424
		TOTAL	78,671
		Financial Institution - Banking—2.7%
74,000		American Express Co., 2.650%, 12/2/2022	76,182
250,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 5/5/2021	252,667
300,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 4/19/2026	326,584
250,000	[4]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.083% (3-month USLIBOR +0.650%), 10/1/2021	248,871
10,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.499%, 5/17/2022	10,192
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.000%, 5/13/2021	104,024
200,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	215,596
15,000		Bank of America Corp., Sub. Note, Series MTN, 4.200%, 8/26/2024	16,246
15,000		Bank of America Corp., Sub., Series MTN, 4.450%, 3/3/2026	16,572
20,000		Bank of New York Mellon, N.A., 3.400%, 5/15/2024	21,428
200,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 3/30/2021	202,776

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$40,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	$41,009
15,000		Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	15,373
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	265,026
170,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	180,790
15,000		Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	16,460
25,000		City National Corp., Sr. Unsecd. Note, 5.250%, 9/15/2020	25,399
30,000		Comerica, Inc., 3.800%, 7/22/2026	31,128
75,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	79,420
40,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.200%, 2/23/2023	41,533
275,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	288,924
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	208,802
80,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 4/5/2021	82,747
10,000	[5]	JPMorgan Chase & Co., Jr. Sub. Deb., Series X, 6.100%, 4/1/2169	10,257
25,000	[5]	JPMorgan Chase & Co., Jr. Sub. Note, Series FF, 5.000%, 2/1/2169	23,267
20,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.559%, 4/23/2024	21,187
15,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	16,953
400,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	419,417
300,000		Morgan Stanley, 4.300%, 1/27/2045	360,891
120,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.500%, 4/21/2021	121,456
15,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	15,615
15,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	16,546
15,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	15,853
65,000		Royal Bank of Canada, Sec. Fac. Bond, 2.100%, 10/14/2020	65,404
10,000		Royal Bank of Scotland Group PLC, Sub., 6.000%, 12/19/2023	10,909
10,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	10,516
45,000		Sumitomo Mitsui Financial Group, Inc., Sr. Unsecd. Note, 3.102%, 1/17/2023	46,682
130,000		Truist Financial Corp., Sr. Unsecd. Note, 2.900%, 3/3/2021	131,739
10,000		Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	10,823
15,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	15,367
10,000		Westpac Banking Corp., Sub., Series GMTN, 4.322%, 11/23/2031	10,613
		TOTAL	4,091,244
		Financial Institution - Broker/Asset Mgr/Exchange—0.4%
80,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	84,867
70,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	80,914
305,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	343,605
13,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	14,356
15,000		XLIT Ltd., Sub., 4.450%, 3/31/2025	16,508
		TOTAL	540,250
		Financial Institution - Finance Companies—0.4%
170,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 2/1/2022	159,285
150,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	140,104
250,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	260,766
25,000		Santander UK Group Holdings PLC, Sr. Unsecd. Note, 3.125%, 1/8/2021	25,240
		TOTAL	585,395
		Financial Institution - Insurance - Life—0.8%
200,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	214,737
25,000		American International Group, Inc., 4.500%, 7/16/2044	27,642
35,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	37,920
125,000		American International Group, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2028	136,010

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$10,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	$10,373
275,000	Mass Mutual Global Funding II, 144A, 2.000%, 4/15/2021	277,638
10,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	15,259
15,000	MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	16,830
250,000	MetLife, Inc., Sr. Unsecd. Note, 3.600%, 4/10/2024	273,149
15,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	23,888
10,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	10,380
10,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	10,324
50,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	66,488
	TOTAL	1,120,638
	Financial Institution - Insurance - P&C—0.3%
10,000	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	12,617
65,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	108,267
260,000	Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	261,826
	TOTAL	382,710
	Financial Institution - REIT - Apartment—0.1%
20,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	20,188
70,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	68,947
	TOTAL	89,135
	Financial Institution - REIT - Healthcare—0.2%
50,000	Healthcare Trust of America, 3.700%, 4/15/2023	50,443
185,000	Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	179,507
	TOTAL	229,950
	Financial Institution - REIT - Office—0.1%
50,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	53,191
70,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	75,040
	TOTAL	128,231
	Financial Institution - REIT - Other—0.1%
105,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	102,864
75,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	78,210
	TOTAL	181,074
	Financial Institution - REIT - Retail—0.0%
50,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	51,010
	Financial Institution - REITs—0.0%
60,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	62,042
	Sovereign—0.0%
30,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	31,712
	Technology—0.9%
10,000	Apple, Inc., 3.850%, 5/4/2043	12,073
30,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	31,316
200,000	Apple, Inc., Sr. Unsecd. Note, 2.950%, 9/11/2049	214,475
20,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	23,402
240,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	260,121
125,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	125,549
53,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 4/15/2023	56,302
110,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	120,816
70,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.600%, 10/15/2020	70,446
20,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	18,737
265,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	292,068

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Technology—continued
$15,000	Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	$17,450
10,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	10,550
50,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	65,163
	TOTAL	1,318,468
	Technology Services—0.0%
5,000	Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	5,159
	Transportation - Airlines—0.1%
30,000	Delta Air Lines, Inc., Sr. Unsecd. Note, 2.900%, 10/28/2024	23,609
110,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	109,692
	TOTAL	133,301
	Transportation - Railroads—0.2%
50,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 5/1/2040	69,659
30,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	30,815
225,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.125%, 6/1/2026	231,038
	TOTAL	331,512
	Transportation - Services—0.3%
15,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	16,565
20,000	FedEx Corp., Sr. Unsecd. Note, 3.900%, 2/1/2035	20,964
25,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.650%, 7/29/2021	25,336
70,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	69,490
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.750%, 6/9/2023	207,679
30,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 1/15/2021	30,419
125,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	139,536
	TOTAL	509,989
	Utility - Electric—1.4%
70,000	Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	83,626
70,000	Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	89,834
300,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	344,885
140,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	151,611
280,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	306,195
170,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	180,695
200,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	217,535
100,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	104,669
10,000	Great Plains Energy, Inc., Note, 4.850%, 6/1/2021	10,264
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	112,417
25,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTNC, 8.000%, 3/1/2032	38,789
250,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	262,774
175,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	187,187
40,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	40,275
	TOTAL	2,130,756
	Utility - Natural Gas—0.1%
50,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 9/15/2021	50,891
65,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	64,267
15,000	Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	15,537
5,000	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	6,179
	TOTAL	136,874
	TOTAL CORPORATE BONDS (IDENTIFIED COST $19,965,157)	21,216,232

Shares or Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—0.7%
$55,659		Federal Home Loan Mortgage Corp., Pool G07801, 4.000%, 10/1/2044	$61,261
10,083		Federal National Mortgage Association, Pool 357761, 5.500%, 5/1/2035	11,637
1,471		Federal National Mortgage Association, Pool 728709, 5.500%, 7/1/2033	1,678
43,470		Federal National Mortgage Association, Pool 932864, 4.000%, 12/1/2040	47,841
67,027		Federal National Mortgage Association, Pool AB7859, 3.500%, 2/1/2043	73,266
49,289		Federal National Mortgage Association, Pool AD6938, 4.500%, 6/1/2040	55,310
32,789		Federal National Mortgage Association, Pool AQ0945, 3.000%, 11/1/2042	34,968
38,716		Federal National Mortgage Association, Pool AT2127, 3.000%, 4/1/2043	41,277
27,718		Federal National Mortgage Association, Pool AT7861, 3.000%, 6/1/2028	29,369
70,937		Federal National Mortgage Association, Pool BM4388, 4.000%, 8/1/2048	76,582
29,531		Federal National Mortgage Association, Pool BM5024, 3.000%, 11/1/2048	31,245
53,651		Federal National Mortgage Association, Pool BM5246, 3.500%, 11/1/2048	56,817
41,305		Federal National Mortgage Association, Pool CA0833, 3.500%, 12/1/2047	43,962
38,399		Federal National Mortgage Association, Pool CA4427, 3.000%, 10/1/2049	40,663
33,576		Federal National Mortgage Association, Pool FM0008, 3.500%, 8/1/2049	35,819
61,514		Federal National Mortgage Association, Pool FM1000, 3.000%, 4/1/2047	65,198
32,645		Federal National Mortgage Association, Pool FM1221, 3.500%, 7/1/2049	35,071
37,756		Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	42,871
44,059		Federal National Mortgage Association, Pool MA0666, 4.500%, 3/1/2041	48,491
47,746		Federal National Mortgage Association, Pool MA1430, 3.000%, 5/1/2043	50,904
55,077		Federal National Mortgage Association, Pool MA2803, 2.500%, 11/1/2031	57,772
29,103		Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	31,664
21,773		Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	23,615
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $943,351)	997,281
		U.S. TREASURIES—1.7%
109,134		U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2021	107,543
171,420	[6]	U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2022	169,924
504,070		U.S. Treasury Inflation-Protected Notes, 0.125%, 10/15/2024	515,465
138,728		U.S. Treasury Inflation-Protected Notes, 1.375%, 2/15/2044	186,774
250,000		United States Treasury Note, 0.625%, 3/31/2027	251,672
750,000		United States Treasury Note, 0.375%, 3/31/2022	752,435
25,000		United States Treasury Note, 2.125%, 9/30/2021	25,682
25,000		United States Treasury Note, 2.375%, 5/15/2027	28,194
25,000		United States Treasury Note, 2.500%, 1/31/2021	25,440
20,000		United States Treasury Note, 2.875%, 5/15/2028	23,603
370,000		United States Treasury Bond, 2.000%, 2/15/2050	435,574
50,000		United States Treasury Bond, 4.500%, 2/15/2036	77,128
		TOTAL U.S. TREASURIES (IDENTIFIED COST $2,542,755)	2,599,434
		MUNICIPAL BONDS—0.4%
200,000		New York State Dormitory Authority State Personal Income Tax Revenue (New York State Personal Income Tax Revenue Bond Fund), State Personal Income Tax Revenue Bonds (Series 2019D), 4.000%, 2/15/2037	220,342
30,000		Texas State Transportation Commission—State Highway Fund, 5.178%, 4/1/2030	37,374
250,000		Washington State, Various Purpose GO Bonds (Series 2020C), 5.000%, 2/1/2044	305,728
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $603,766)	563,444
		EXCHANGE-TRADED FUND—6.0%
158,000		iShares MSCI EAFE ETF (IDENTIFIED COST $10,764,948)	8,938,060

Shares or Principal Amount		Value
	GOVERNMENT AGENCY—0.2%
$250,000	Federal National Mortgage Association Notes, 0.625%, 4/22/2025 (IDENTIFIED COST $249,487)	$250,195
	INVESTMENT COMPANIES—20.3%
206,392	Emerging Markets Core Fund	1,871,979
163,667	Federated Bank Loan Core Fund	1,451,723
4,342,128	Federated Government Obligations Fund, Premier Shares, 0.22%[7]	4,342,128
7,269,211	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.66%[7]	7,272,118
1,067,215	Federated Mortgage Core Portfolio	10,832,233
213,110	Federated Project and Trade Finance Core Fund	1,845,531
507,262	High Yield Bond Portfolio	2,876,178
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $31,251,815)	30,491,890
	TOTAL INVESTMENT IN SECURITIES—102.9% (IDENTIFIED COST $149,960,128)	154,197,367
	OTHER ASSETS AND LIABILITIES - NET—(2.9)%[8]	(4,325,673)
	TOTAL NET ASSETS—100%	$149,871,694
At April 30, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]United States Treasury Note 2-Year Long Futures	19	$4,188,164	June 2020	$25,465
[1]United States Treasury Note 10-Year Ultra Long Futures	9	$1,413,281	June 2020	$12,992
[1]United States Treasury Ultra Bond Long Futures	7	$1,573,469	June 2020	$108,814
[1]United States Treasury Note 5-Year Short Futures	19	$2,384,203	June 2020	$(3,608)
[1]United States Treasury Note 10-Year Short Futures	5	$695,313	June 2020	$(11,621)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$132,042
The average notional value of long and short futures contracts held by the Fund throughout the period was $12,413,399 and $1,954,069, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated fund holdings during the period ended April 30, 2020, were as follows:
Affiliates	Balance of Shares Held 7/31/2019	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	278,303	233,831	(305,742)
Federated Bank Loan Core Fund	135,857	152,000	(124,190)
Federated Government Obligations Fund, Premier Shares*	145,972	105,406,437	(101,210,281)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	5,815,511	48,553,293	(47,099,593)
Federated Mortgage Core Portfolio	1,314,242	1,321,074	(1,568,101)
Federated Project and Trade Finance Core Fund	362,119	12,096	(161,105)
High Yield Bond Portfolio	691,626	540,361	(724,725)
TOTAL OF AFFILIATED TRANSACTIONS	8,743,630	156,219,092	(151,193,737)

Balance of Shares Held 4/30/2020	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income
206,392	$1,871,979	$(103,536)	$8,304	$92,891
163,667	$1,451,723	$(74,334)	$(29,846)	$60,083
4,342,128	$4,342,128	N/A	N/A	$15,418
7,269,211	$7,272,118	$2,457	$2,066	$38,337
1,067,215	$10,832,233	$110,014	$241,708	$298,978
213,110	$1,845,531	$(40,121)	$(88,527)	$107,866
507,262	$2,876,178	$(184,583)	$(7,839)	$170,575
13,768,985	$30,491,890	$(290,103)	$125,866	$784,148
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of April 30, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$4,099,670	$4,342,128
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns’ outstanding registered debt securities.
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	Perpetual Bond Security. The maturity date reflects the next call date.
6	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	7-day net yield.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$82,359,934	$—	$—	$82,359,934
International	3,283,795	—	—	3,283,795
Debt Securities:
Asset-Backed Security	—	401,696	—	401,696
Collateralized Mortgage Obligations	—	8,676	—	8,676
Commercial Mortgage-Backed Securities	—	3,086,730	—	3,086,730
Corporate Bonds	—	21,216,232	—	21,216,232
Mortgage-Backed Securities	—	997,281	—	997,281
U.S. Treasuries	—	2,599,434	—	2,599,434
Municipal Bonds	—	563,444	—	563,444
Government Agency	—	250,195	—	250,195
Exchange-Traded Fund	8,938,060	—	—	8,938,060
Investment Companies[1]	28,646,359	—	—	30,491,890
TOTAL SECURITIES	$123,228,148	$29,123,688	$—	$154,197,367
Other Financial Instruments[2]
Assets	$147,271	$—	$—	$147,271
Liabilities	(15,229)	—	—	(15,229)
TOTAL OTHER FINANCIAL INSTRUMENTS	$132,042	$—	$—	$132,042
1	As permitted by U.S. generally accepted accounting principles, the Investment Company valued at $1,845,531 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above, but is included in the Total column. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request
2	Other financial instruments are futures contracts
The following acronyms are used throughout this portfolio:
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit